Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (21,264)	$ (375,942)	$ (950,691)	$ (1,488,474)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Bad Debt Expense	43,774	19,985	2,815	(89,715)
Depreciation	1,893	1,998	3,745	4,487
Stock-based compensation to employees			48,500	893,857
Stock-based compensation to service providers	43,743	25,542	25,242
Warranty expense			204,955	895,860
Changes in operating assets and liabilities:
Accounts receivable	(221,714)	22,826	85,104	107,362
Inventory	20,609	(58,531)	(25,248)	6,743
Prepaid expenses and other current assets	(5,056)	1,327	(45,050)	(1,502)
Advances from Clients	(926)	26,575	46,762	(121,601)
Accrued and other current liabilities	(17,153)	(5,943)	37,416	15,628
Accounts Payable	(9,043)	(6,173)	4,929	(27,780)
Accounts payable, related party				(14,325)
Net Cash provided by (used in) Operating Activities	(165,136)	(348,635)	(561,522)	180,540
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,302)			(4,629)
Net cash used in Investing Activities	(3,302)			(4,629)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares				721,138
Net cash Provided by Financing Activities				721,138
NET (DECCREASE) IN CASH	(168,438)	(348,635)	(561,522)	897,049
CASH AT BEGINNING OF PERIOD	1,086,565	1,648,087	1,648,087	751,038
CASH AT END OF PERIOD	918,127	1,299,452	1,086,565	1,648,087
Supplemental disclosure of cash flow information:
Cash paid during the period for interest
Cash paid during the period for income taxes, net
Common stock issued for debt converted in prior year